Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments Measured at Fair Value on Recurring Basis

The following table summarizes, by major security type, our short-term investments that are measured at fair value on a recurring basis as of June 30, 2015, in thousands:

		As of June 30, 2015
	Maturity (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Government sponsored entities	2 years or less	$13,317	$1	$(2)	$13,316
Corporate debt securities	2 years or less	8,946	—	(13)	8,933
Commercial paper	1 year or less	3,896	—	—	3,896

Total		$26,159	$1	$(15)	$26,145